EATON VANCE SHORT DURATION DIVERSIFIED INCOME FUND

INVESTMENT ADVISORY AGREEMENT

            AGREEMENT made as of this 7th day of May, 2021, between Eaton Vance Short Duration Diversified Income Fund, a Massachusetts business trust (the “Trust”), and Eaton Vance Management, a Massachusetts business trust (the “Adviser”).

            1.         Duties of the Adviser.  The Trust hereby employs the Adviser to act as investment adviser for and to manage the investment and reinvestment of the assets of the Trust and to administer its investment affairs, subject to the supervision of the Trustees of the Trust, for the period and on the terms set forth in this Agreement.

            (a)        The Adviser hereby accepts such employment, and undertakes to afford to the Trust the advice and assistance of the Adviser’s organization in the choice of investments and in the purchase and sale of securities for the Trust and to furnish for the use of the Trust office space and all necessary office facilities, equipment and personnel for servicing the investments of the Trust and for administering its investment affairs and to pay the salaries and fees of all officers and Trustees of the Trust who are members of the Adviser’s organization and all personnel of the Adviser performing services relating to research and investment activities.  The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, except as otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

            (b)        The Adviser shall provide the Trust with such investment management and supervision as the Trust may from time to time consider necessary for the proper supervision of the Trust’s investments.  As investment adviser to the Trust, the Adviser shall furnish continuously an investment program and shall determine from time to time what securities and other investments shall be acquired, disposed of or exchanged and what portion of the Trust’s assets shall be held uninvested, subject always to the applicable restrictions of the Declaration of Trust, By-Laws and registration statement of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser is authorized, in its discretion and without prior consultation with the Trust, to buy, sell, and otherwise trade in any and all types of securities, commodities, derivatives and investment instruments on behalf of the Trust. Should the Trustees of the Trust at any time, however, make any specific determination as to investment policy for the Trust and notify the Adviser thereof in writing, the Adviser shall be bound by such determination for the period, if any, specified in such notice or until similarly notified that such determination has been revoked.  The Adviser shall take, on behalf of the Trust, all actions that it deems necessary or desirable to implement the investment policies of the Trust.

            (c)        The Adviser shall place all orders for the purchase or sale of portfolio investments for the account of the Trust either directly with the issuer or with brokers, dealers, futures commission merchants, or other market participants selected by the Adviser, and, to that end, the Adviser is authorized, as the agent of the Trust, to give instructions to the custodian of the Trust as to deliveries of investments and payments of cash for the account of the Trust.  In connection with the selection of such brokers, dealers, futures commission merchants, or other market participants and the placing of such orders, the Adviser shall use its best efforts to seek to execute security transactions at prices that are advantageous to the Trust and (when a disclosed commission is being charged) at commission rates that are reasonable in relation to the benefits received. Subject to the policies and procedures adopted by the Board of Trustees of the Trust, in selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Adviser and the Adviser is expressly authorized to cause the Trust to pay any broker or dealer who provides such brokerage and research services a commission for executing a security transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities which the Adviser and its affiliates have with respect to the Trust and to other accounts over which they exercise investment discretion.

EATON VANCE SHORT DURATION DIVERSIFIED INCOME FUND

(d)        Notwithstanding the foregoing, the Adviser shall not be deemed to have assumed any duties with respect to, and shall not be responsible for, the distribution of shares of the Trust, nor shall the Adviser be deemed to have assumed or have any responsibility with respect to functions specifically assumed by any transfer agent, administration, custodian or shareholder servicing agent of the Trust.

2.         Compensation of the Adviser.  For the services, payments and facilities to be furnished hereunder by the Adviser, the Adviser shall be entitled to receive from the Trust the compensation described on Appendix A hereto.

            3.         Allocation of Charges and Expenses.  The Adviser shall pay the entire salaries and fees of all of the Trust’s Trustees and officers employed by the Adviser and who devote part or all of their time to the affairs of the Adviser, and the salaries and fees of such persons shall not be deemed to be expenses incurred by the Trust for purposes of this Section 3.  Except as provided in the foregoing sentence, it is understood that the Trust will pay all expenses other than those expressly stated to be payable by the Adviser hereunder, which expenses payable by the Trust shall include, without implied limitation (i) expenses of maintaining the Trust and continuing its existence; (ii) registration of the Trust under the 1940 Act; (iii) commissions, spreads, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments; (iv) auditing, accounting and legal expenses; (v) taxes and interest; (vi) governmental fees, (vii) expenses of listing shares of the Trust with a stock exchange, and expenses of issue, sale, repurchase and redemption (if any) of shares of the Trust, including expenses of conducting tender offers for the purpose of repurchasing Trust shares; (viii) fees and expenses of registering, qualifying, and maintaining the Trust and its shares under applicable federal and state securities laws and of preparing and filing registration statements, other offering statements or memoranda, and other reports, forms, and documents required to be filed by the Trust with the Securities and Exchange Commission (the “SEC”) and any other regulatory body, and for printing and distributing the same to shareholders; (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Trust (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values); (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to the Trust or shareholders approved by the Trustees of the Trust; (xvii) compensation and expenses of Trustees of the Trust who are not members of the Adviser’s organization; (xviii) any pricing or valuation services employed by the Trust to value its investments including primary and comparative valuation services; (xix) any investment advisory, sub-investment advisory, or similar management fee payable by the Trust; (xx) all expenses incurred in connection with the Trust’s use of a line of credit, other borrowings or leverage; and (xxi) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees, officers and shareholders with respect thereto.

EATON VANCE SHORT DURATION DIVERSIFIED INCOME FUND

            4.         Other Interests.  It is understood that Trustees and officers of the Trust and shareholders of the Trust are or may be or become interested in the Adviser as trustees, officers, employees, shareholders or otherwise and that trustees, officers, employees and shareholders of the Adviser are or may be or become similarly interested in the Trust, and that the Adviser may be or become interested in the Trust as a shareholder or otherwise.  It is also understood that trustees, officers, employees and shareholders of the Adviser may be or become interested (as directors, trustees, officers, employees, shareholders or otherwise) in other companies or entities (including, without limitation, other investment companies) that the Adviser may organize, sponsor or acquire, or with which it may merge or consolidate, and which may include the words “Eaton Vance” or any combination thereof as part of their name, and that the Adviser or its subsidiaries or affiliates may enter into advisory or management agreements or other contracts or relationships with such other companies or entities.

            5.         Limitation of Liability of the Adviser.  In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the acquisition, holding or disposition of any security or other investment.

A copy of the Declaration of Trust of the Adviser is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Adviser by an officer in his or her capacity as an officer and not individually. The Trust expressly acknowledges the provisions in the Declaration of Trust of the Adviser limiting the personal liability of the trustees, officers, and shareholders of the Adviser, and the Trust hereby agrees that it shall have recourse to the Adviser for payment of claims or obligations as between the Adviser and the Trust arising out of this Agreement and shall not seek satisfaction from the trustees, officers, or shareholders of the Adviser.

            6.         Sub-Investment Advisers.  The Adviser may employ one or more sub-investment advisers from time to time to perform any of the Adviser’s duties under this Agreement, upon such terms and conditions as may be agreed upon between the Adviser and such sub-investment adviser and approved by the Trustees of the Trust, all as permitted by the 1940 Act.  The performance of each such sub-investment adviser of its obligation under any such agreement shall be supervised by the Adviser.  Further, the Adviser may, with the approval of the Trustees of the Trust and without the vote of any shareholders of the Trust, terminate any agreement with any sub-investment adviser and/or enter into an agreement with one or more other sub-investment advisers, all as permitted by the 1940 Act and the rules thereunder.  In the event a sub-investment adviser is employed, the Adviser retains the authority to immediately assume responsibility for any functions delegated to a sub-investment adviser, subject to approval by the Board and notice to the sub-investment adviser.

EATON VANCE SHORT DURATION DIVERSIFIED INCOME FUND

            7.         Duration and Termination of this Agreement.  This Agreement shall become effective upon the date of its execution, and, unless terminated as herein provided, shall remain in full force and effect through and including the second anniversary of the execution of this Agreement and shall continue in full force and effect indefinitely thereafter, but only so long as such continuance after such second anniversary is specifically approved at least annually: (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of those Trustees of the Trust who are not interested persons of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval.

Either party hereto may, at any time on sixty (60) days’ prior written notice to the other, terminate this Agreement without the payment of any penalty, by action of Trustees of the Trust or the trustees of the Adviser, as the case may be, and the Trust may, at any time upon such written notice to the Adviser, terminate this Agreement by vote of a majority of the outstanding voting securities of the Trust.  This Agreement shall terminate automatically in the event of its assignment.

            8.         Amendments of the Agreement.  This Agreement may be amended by a writing signed by both parties hereto, provided that no amendment to this Agreement shall be effective until approved in a manner consistent with the requirements of the 1940 Act.

            9.         Limitation of Liability of Trustees and Officers of the Trust. A copy of the Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by an officer in his or her capacity as an officer and not individually. The Adviser expressly acknowledges the provisions in the Declaration of Trust of the Trust limiting the personal liability of the Trustees, officers, and shareholders of the Trust, and the Adviser hereby agrees that it shall have recourse to the Trust for payment of claims or obligations as between the Trust and the Adviser arising out of this Agreement and shall not seek satisfaction from the Trustees, officers, or shareholders of the Trust or any Trustee, officer, or shareholder of the Trust.

            10.       Use of the Name “Eaton Vance”.  The Adviser hereby consents to the use by the Trust of the name “Eaton Vance” as part of the Trust’s name; provided, however, that such consent shall be conditioned upon the employment of the Adviser or one of its affiliates as the investment adviser of the Trust.  The name “Eaton Vance” or any variation thereof may be used from time to time in other connections and for other purposes by the Adviser and its affiliates and other investment companies that have obtained consent to the use of the name “Eaton Vance”.  The Adviser shall have the right to require the Trust to cease using the name “Eaton Vance” as part of the Trust’s name if the Trust ceases, for any reason, to employ the Adviser or one of its affiliates as the Trust’s investment adviser.  Future names adopted by the Trust for itself, insofar as such names include identifying words requiring the consent of the Adviser, shall be the property of the Adviser and shall be subject to the same terms and conditions.

11.       No Third Party Beneficiaries.  Nothing in this Agreement, express or implied, is intended to or shall confer upon any person not a party hereto any right, benefit or remedy of any nature whatsoever under or by reason of this Agreement.

12.       Non-Exclusive Services.  The services of the Adviser to the Trust are not to be deemed to be exclusive, the Adviser being free to render services to others and engage in other business activities.  It is understood that the Adviser and its affiliates perform investment services, including rendering investment advice, to varied clients. It is understood that the Adviser or any of its affiliates may give advice or take action for other accounts that may differ from, conflict with or be adverse to advice given or taken for the Trust. It is understood that certain securities or instruments may be held in some accounts but not in others, or the accounts may have different levels of holdings in certain securities or instruments and the accounts may remit different levels of fees to the Adviser. In addition, it is understood that the Adviser or any of its affiliates may give advice or take action with respect to the investments of the Trust that may not be given or taken with respect to one or more accounts with similar investment programs, objectives, and strategies. The Trust acknowledges that the Adviser, its affiliates and their respective officers, directors, and/or employees may from time to time have positions in or transact in securities and other investments recommended to clients, including the Trust. Such transactions may differ from or be inconsistent with the advice given, or the timing or nature of the Adviser’s action or actions with respect to the Trust. The Adviser may aggregate the Trust’s orders with orders of its proprietary accounts and/or orders of other clients.

EATON VANCE SHORT DURATION DIVERSIFIED INCOME FUND

13.       Certain Definitions.  The terms “assignment” and “interested persons” when used herein shall have the respective meanings specified in the 1940 Act as now in effect or as hereafter amended subject, however, to such exemptions as may be granted by any rule, regulation or order by the SEC.  The term “vote of a majority of the outstanding voting securities” shall mean the vote, at a meeting of shareholders, of the lesser of (a) 67 per centum or more of the shares of the Trust present or represented by proxy at the meeting if the shareholders of more than 50 per centum of the outstanding shares of the Trust are present or represented by proxy at the meeting, or (b) more than 50 per centum of the outstanding shares of the Trust.  In addition, where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is modified or interpreted by any applicable order or orders of the SEC, any rules or regulations adopted by, or interpretative releases of, the SEC, or any applicable guidance issued by the staff of the SEC, such provision will be deemed to incorporate the effect of such order, rule, regulation, interpretative release, or guidance.

14.       Miscellaneous.

            (a)        If any term or provision of this Agreement or the application thereof to any person or circumstance is held to be invalid or unenforceable to any extent, the remainder of this Agreement or the application of such provision to other persons or circumstances shall not be affected thereby and shall be enforced to the fullest extent permitted by law.

            (b)        This Agreement shall be governed by and interpreted in accordance with the laws of The Commonwealth of Massachusetts.

            (c)        This Agreement may be executed by the parties hereto in any number of counterparts, and all of said counterparts taken together shall be deemed to constitute one and the same instrument.

[Signature page follows]

EATON VANCE SHORT DURATION DIVERSIFIED INCOME FUND

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and year first above written.

EATON VANCE SHORT DURATION DIVERSIFIED INCOME FUND

                                                                        By:       /s/ Deidre E. Walsh

                                                                                    Deidre E. Walsh

                                                                                    Vice President and not individually

                                                                        EATON VANCE MANAGEMENT

                                                                        By:       /s/ Maureen A. Gemma

                                                                                    Maureen A. Gemma

                                                                                    Vice President and not individually

APPENDIX A

For the services, payments and facilities furnished by the Adviser under this Agreement, the Adviser is entitled to receive from the Trust compensation as set forth below:

A fee in an amount equal to 0.75% annually of the average daily total leveraged assets of the Trust.  For purposes of this calculation, “total leveraged assets” of the Trust shall mean the value of all assets of the Trust (including assets acquired with financial leverage), plus the notional value of long and short forward foreign currency contracts and futures contracts and swaps based upon foreign currencies, issuers or markets held by the Trust, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility/commercial paper program or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means.  When the Trust holds both long and short forward currency contracts in the same foreign currency, the offsetting positions will be netted for purposes of determining total leveraged assets.  When the Trust holds other long and short positions in foreign obligations in a given country denominated in the same currency, total leveraged assets will be calculated by excluding the smaller of the long or short position.  If at any time investment leverage exceeds 40% of the Fund’s total leveraged assets, the Adviser shall not be entitled to receive the above described compensation with respect to total leveraged assets in excess of this amount. The fee rate applicable to the Fund under the Advisory Agreement shall be determined based on the average daily leveraged assets of the Fund exclusive of its interest in any subsidiary.

In case of initiation or termination of the Agreement during any month with respect to the Trust, the fee for that month shall be reduced proportionately on the basis of the number of calendar days during which the Agreement is in effect.

Such compensation shall be paid monthly in arrears. The Adviser may, from time to time, waive all or a part of the above compensation.